UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:	CAROL RYSAVY
TITLE:	VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5174

Signature, Place, and Date of Signing:



		Carol Rysavy		Sioux Falls, SD		02/06/01

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	109

FORM 13F INFORMATION TABLE VALUE TOTAL:	$55,966

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/02/01           PAGE   1
0ASSETS AS OF 12/31/00
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/02/01           PAGE   1
                                                                    AS OF 12/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 TRANSOCEAN SEDCO FOREX INC COM       G90078109       273      5,932 SH          X                       4,019                 1,913

 AT&T CORP COM                        001957109       381     22,077 SH          X                       8,013                14,064

 AT&T CORP COM                        001957109        31      1,825 SH              X   X               1,350                   475

 ABBOTT LABS COM                      002824100       399      8,240 SH          X                       1,080                 7,160

 AMERICAN EXPRESS CO COM              025816109       247      4,500 SH          X                       1,500                 3,000

 AMERICAN HOME PRODS CORP COM         026609107       610      9,600 SH          X                       8,000                 1,600

 AXA-UAP SPONSORED ADR                054536107       324      4,506 SH          X                                             4,506

 BP AMOCO P L C ADR SPONSORED         055622104     1,159     24,214 SH          X                       8,870                15,344

 BP AMOCO P L C ADR SPONSORED         055622104        19        400 SH              X   X                                       400

 BAXTER INTL INC COM                  071813109       238      2,700 SH          X                       2,700

 BELLSOUTH CORP COM                   079860102       366      8,936 SH          X                       4,188                 4,748

 BENCHMARK ELECTRS INC COM            08160H101     1,021     45,235 SH          X                      42,427                 2,808

 BRISTOL MYERS SQUIBB CO COM          110122108       939     12,695 SH          X                      10,640                 2,055

 BRISTOL MYERS SQUIBB CO COM          110122108        48        650 SH              X   X                                       650

 CHASE MANHATTAN CORP NEW             16161A108       883     19,438 SH          X                      10,062                 9,376

 CHASE MANHATTAN CORP NEW             16161A108        67      1,476 SH              X   X               1,026                   450

 CHEVRON CORP COM                     166751107     1,137     13,465 SH          X                       9,032                 4,433

 CHEVRON CORP COM                     166751107        68        804 SH              X   X                 800                     4

 CISCO SYS INC                        17275R102       199      5,204 SH          X                       1,234                 3,970

 CISCO SYS INC                        17275R102        38      1,000 SH              X   X                                     1,000

 CITIGROUP INC COM                    172967101     1,446     28,324 SH          X                      18,529                 9,795

 CITIGROUP INC COM                    172967101       150      2,933 SH              X   X               2,000                   933

 COASTAL CORP COM                     190441105       336      3,800 SH          X                       3,800

 COLGATE PALMOLIVE CO COM             194162103       293      4,539 SH          X                       1,400                 3,139

 COMMUNITY FIRST BANKSHARES COM       203902101       922     48,833 SH          X                                            48,833

                                               ----------
          PAGE TOTAL                               11,594
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/02/01           PAGE   2
                                                                    AS OF 12/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 COMPUTER SCIENCES CORP COM           205363104       232      3,855 SH          X                         500                 3,355

 CONAGRA INC COM                      205887102       212      8,150 SH          X                         800                 7,350

 DOLLAR GEN CORP                      256669102       637     33,743 SH          X                                            33,743

 DOW CHEM CO COM                      260543103     3,255     88,869 SH          X                      83,571                 5,298

 DOW CHEM CO COM                      260543103        34        926 SH              X   X                                       926

 DU PONT E I DE NEMOURS & CO COM      263534109       184      3,806 SH          X                       2,606                 1,200

 DU PONT E I DE NEMOURS & CO COM      263534109        37        760 SH              X   X                 360                   400

 ELECTRONIC DATA SYS CORP NEW COM     285661104       335      5,800 SH          X                         400                 5,400

 ELECTRONIC DATA SYS CORP NEW COM     285661104        14        250 SH              X   X                                       250

 ENRON CORP COM                       293561106       324      3,900 SH          X                       3,500                   400

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703     1,016      7,339 SH          X                       6,866                   473
 SER-AT&T SHS
 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       113        819 SH              X   X                 819
 SER-AT&T SHS
 EXXON MOBIL CORP COM                 30231G102     3,143     36,155 SH          X                      26,328                 9,827

 EXXON MOBIL CORP COM                 30231G102        63        728 SH              X   X                 528                   200

 FEDERATED GOVERNMENT TRUST #16       314184102       144     12,886 SH          X                      12,886
 GNMA
 FEDERATED GOVERNMENT TRUST #16       314184102        50      4,456 SH              X   X               4,456
 GNMA
 FEDERATED HIGH YIELD TRUST #38       314197104        91     13,604 SH          X                      13,604

 FEDERATED SHORT TERM INCOME FUND 65  31420C209       114     13,102 SH          X                      11,374                 1,728

 FEDERATED SHORT TERM INCOME FUND 65  31420C209        14      1,642 SH              X   X               1,642

 FORD MTR CO DEL COM                  345370860       399     17,009 SH          X                       6,018                10,991

 GANNETT INC                          364730101     2,144     34,000 SH          X                      34,000

 GENERAL ELEC CO COM                  369604103     3,473     72,442 SH          X                      35,857                36,585

 GENERAL ELEC CO COM                  369604103        62      1,300 SH              X   X                                     1,300

 GENERAL MTRS CORP COM                370442105       318      6,252 SH          X                       5,804                   448

 GENERAL MTRS CORP COM                370442105        34        660 SH              X   X                 360                   300

                                               ----------
          PAGE TOTAL                               16,442
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/02/01           PAGE   3
                                                                    AS OF 12/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 GILLETTE CO COM                      375766102         3         85 SH          X                                                85

 GILLETTE CO COM                      375766102       253      7,000 SH              X   X               6,700                   300

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105       235      4,200 SH          X                         200                 4,000

 HEWLETT-PACKARD INC COM              428236103       298      9,440 SH          X                       5,090                 4,350

 HOME DEPOT INC                       437076102       202      4,417 SH          X                         767                 3,650

 HOME DEPOT INC                       437076102        17        375 SH              X   X                                       375

 INTEL CORP                           458140100       830     27,625 SH          X                      14,295                13,330

 INTEL CORP                           458140100        24        800 SH              X   X                                       800

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,309     15,398 SH          X                      10,298                 5,100

 INTERNATIONAL BUSINESS MACHS COM     459200101        43        500 SH              X   X                                       500

 JOHNSON & JOHNSON COM                478160104       499      4,745 SH          X                       1,400                 3,345

 KIMBERLY-CLARK CORP                  494368103       268      3,792 SH          X                       1,192                 2,600

 KIMBERLY-CLARK CORP                  494368103        28        400 SH              X   X                                       400

 LILLY ELI & CO COM                   532457108       265      2,850 SH          X                                             2,850

 LUCENT TECHNOLOGIES INC COM          549463107       206     15,233 SH          X                       7,381                 7,852

 LUCENT TECHNOLOGIES INC COM          549463107         7        512 SH              X   X                 512

 MCDONALDS CORP COM                   580135101       401     11,795 SH          X                       1,200                10,595

 MCKESSON HBOC INC COM                58155Q103       250      6,972 SH          X                       3,900                 3,072

 MERCK & CO INC COM                   589331107       821      8,774 SH          X                         374                 8,400

 MERCK & CO INC COM                   589331107       370      3,950 SH              X   X               3,600                   350

 MICROSOFT CORP COM                   594918104       351      8,095 SH          X                       1,235                 6,860

 MICROSOFT CORP COM                   594918104        35        800 SH              X   X                                       800

 MINNESOTA MNG & MFG CO COM           604059105       343      2,850 SH          X                       1,100                 1,750

 MORGAN STANLY DN WTTR DISCVR COM NEW 617446448       232      2,925 SH          X                                             2,925

 MORGAN STANLY DN WTTR DISCVR COM NEW 617446448        65        824 SH              X   X                                       824

                                               ----------
          PAGE TOTAL                                7,355
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/02/01           PAGE   4
                                                                    AS OF 12/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 NASDAQ 100 TR UNIT SER 1             631100104     1,238     21,210 SH          X                      14,135                 7,075

 NATIONAL FUEL GAS CO N J COM         636180101       208      3,300 SH          X                       3,300

 PEPSICO INC COM                      713448108       197      3,984 SH          X                       2,879                 1,105

 PEPSICO INC COM                      713448108        15        300 SH              X   X                                       300

 PFIZER INC COM                       717081103       572     12,432 SH          X                       2,292                10,140

 PFIZER INC COM                       717081103        37        800 SH              X   X                                       800

 QWEST COMMUNICATIONS INTL COM        749121109       278      6,803 SH          X                       2,260                 4,543

 RITE AID CORP COM                    767754104        38     15,792 SH          X                      15,792

 SBC COMMUNICATIONS INC               78387G103     1,268     26,547 SH          X                      11,494                15,053

 STANDARD & POORS DEP REC AMEX INDEX  78462F103       466      3,550 SH          X                         700                 2,850

 STANDARD & POORS DEP REC AMEX INDEX  78462F103        26        200 SH              X   X                                       200

 SAFEWAY INC COM NEW                  786514208       874     13,983 SH          X                      10,800                 3,183

 SCHERING PLOUGH CORP COM             806605101     1,163     20,490 SH          X                      15,525                 4,965

 SCHERING PLOUGH CORP COM             806605101        28        500 SH              X   X                                       500

 SOUTHERN CO COM                      842587107       231      6,954 SH          X                       1,100                 5,854

 SOUTHERN CO COM                      842587107        27        800 SH              X   X                 800

 SUNTRUST BKS INC COM                 867914103       284      4,500 SH          X                       4,500

 TCF FINL CORP COM                    872275102       232      5,200 SH          X                       5,200

 TARGET CORP COM                      87612E106       635     19,700 SH          X                       9,400                10,300

 TARGET CORP COM                      87612E106        23        700 SH              X   X                                       700

 TELLABS INC                          879664100       226      4,000 SH          X                                             4,000

 TENNANT CO COM                       880345103     2,170     45,200 SH              X   X              45,200

 TEXACO INC COM                       881694103       804     12,949 SH          X                       9,698                 3,251

 TEXACO INC COM                       881694103        37        600 SH              X   X                 600

 TYCO INTL LTD NEW COM                902124106       205      3,698 SH          X                       1,280                 2,418

                                               ----------
          PAGE TOTAL                               11,282
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        02/02/01           PAGE   5
                                                                    AS OF 12/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 TYCO INTL LTD NEW COM                902124106        33        600 SH              X   X                                       600

 U S BANCORP OREGON COM               902973106       457     15,658 SH          X                       5,956                 9,702

 VERIZON COMMUNICATIONS COM           92343V104     1,007     20,091 SH          X                       6,190                13,901

 VERIZON COMMUNICATIONS COM           92343V104        55      1,098 SH              X   X               1,098

 WAL MART STORES INC COM              931142103       416      7,835 SH          X                       1,800                 6,035

 WAL MART STORES INC COM              931142103        21        400 SH              X   X                                       400

 WELLS FARGO & CO NEW COM             949746101     5,664    101,710 SH          X                      78,383                23,327

 WELLS FARGO & CO NEW COM             949746101       117      2,100 SH              X   X               1,600                   500

 WORLDCOM INC GA NEW COM              98157D106       199     14,153 SH          X                       3,583                10,570

 XCEL ENERGY INC COM                  98389B100     1,246     42,878 SH          X                      28,868                14,010

 XCEL ENERGY INC COM                  98389B100        78      2,667 SH              X   X               2,667

                                               ----------
          PAGE TOTAL                                9,293
         FINAL TOTALS                              55,966